STOCKHOLDERS DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS DEFICIT
NOTE 8 - STOCKHOLDERS' DEFICIT

NOTE 8 - STOCKHOLDERS’ (EQUITY) DEFICIT

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.0001 per share. As of September 30, 2021 and December 31, 2020, the Company had 1,154,967 and 1,324,022 shares of preferred stock issued and outstanding, respectively. No shares of preferred stock were issued during the nine months ended September 30, 2021.

Series D Convertible Preferred Stock

Pursuant to an agreement with the holder, 8,755 shares of Series D preferred stock and 53,336 Series D warrants were cancelled in January 2021.

In January 2021, the Company issued 45,390 shares of its common stock upon conversion of 9,078 shares of its Series D Preferred Stock.

In February 2021, the Company issued 220,000 shares of its common stock upon conversion of 44,000 shares of its Series D Preferred Stock.

In March 2021, the Company issued 106,875 shares of its common stock upon conversion of 21,375 shares of its Series D Preferred Stock.

In April 2021, the Company issued 40,000 shares of its common stock upon conversion of 8,000 shares of its Series D Preferred Stock.

In April 2021, the Company issued 50,000 shares of its common stock upon conversion of 10,000 shares of its Series D Preferred Stock.

In April 2021, the Company issued 101,560 shares of its common stock upon conversion of 20,312 shares of its Series D Preferred Stock.

In May 2021, the Company issued 150,000 shares of its common stock upon conversion of 30,000 shares of its Series D Preferred Stock.

On July 2, 2021 the Company issued 1,293,430 shares of its common stock upon the conversion of 376,275 shares of its Series D preferred stock.

Series E Convertible Preferred Stock

On July 2, 2021, upon agreement with the Series D preferred stockholders, the Company issued 3,229,225 shares of its common stock upon the conversion of 645,845 shares of its Series E preferred stock.

Series F Convertible Preferred Stock

In February 2021, the Company issued 81,195 shares of its common stock upon conversion of 16,239 shares of its Series F Preferred Stock.

In March 2021, the Company issued 6,479 shares of its common stock upon conversion of 1,296 shares of its Series F Preferred Stock.

On July 2, 2021 the Company issued 234,237 shares of its common stock upon the conversion of 46,847 shares of its Series F preferred stock.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock, par value $0.0001 per share. As of September 30, 2021 and December 31, 2020 the Company had 14,394,329 and 2,203,009 shares of common stock outstanding, respectively.

Shares Issued For Cash

On July 2, 2021 the Company issued 2,400,000 units at a price of $5.00 per unit consisting of 2,400,000 shares of common stock and 2,400,000 common stock warrants with an exercise price of $5.50 in an underwritten public offering.

On July 8, 2021 the Company issued 360,000 units at a price of $5.00 per share consisting of 360,000 shares of common stock and 360,000 common stock warrants with an exercise price of $5.50 upon exercise of the underwriter’s over-allotment option as part of the underwritten public offering.

The Company received gross proceeds of $13,800,000 from the underwritten public offering discussed above before deducting underwriting discounts and offering expenses.

Shares issued upon exchange of preferred stock

In January 2021, the Company issued 45,390 shares of its common stock upon conversion of 9,078 shares of its Series D Preferred Stock.

In February 2021, the Company issued 220,000 shares of its common stock upon conversion of 44,000 shares of its Series D Preferred Stock.

In February 2021, the Company issued 81,195 shares of its common stock upon conversion of 16,239 shares of Series F Preferred Stock.

In March 2021, the Company issued 106,875 shares of its common stock upon conversion of 21,375 shares of its Series D Preferred Stock.

In March 2021, the Company issued 6,479 shares of its common stock upon conversion of 1,296 shares of Series F Preferred Stock.

In April 2021, the Company issued 40,000 shares of its common stock upon conversion of 8,000 shares of its Series D Preferred Stock.

In April 2021, the Company issued 50,000 shares of its common stock upon conversion of 10,000 shares of its Series D Preferred Stock.

In April 2021, the Company issued 101,560 shares of its common stock upon conversion of 20,312 shares of its Series D Preferred Stock.

In May 2021, the Company issued 150,000 shares of its common stock upon conversion of 30,000 shares of its Series D Preferred Stock.

On July 2, 2021 the Company issued 1,293,430 shares of common stock upon the conversion of 376,275 shares of its Series D preferred stock.

On July 2, 2021 the Company issued 3,229,225 shares of common stock upon the conversion of 645,845 shares of its Series E preferred stock.

On July 2, 2021 the Company issued 234,237 shares of common stock upon the conversion of 46,847 shares of its Series F preferred stock.

Shares issued upon exchange of common stock warrants

On July 2, 2021 upon agreement with the Series D warrant holders, the Company issued 522,108 shares of common stock upon the exchange of 522,108 Series D warrants in conjunction with the July 2, 2021 offering.

Shares issued upon conversion of convertible notes

During the three months ended March 31, 2021, the Company issued 71,485 shares of its common stock upon conversion of $283,637 of convertible notes payable and related accrued interest of $2,302 (see note 7).

During the three months ended June 30, 2021, the Company issued 17,687 shares of its common stock upon conversion of $70,750 of convertible notes payable (see note 7).

On July 2, 2021 the Company issued 1,489,444 shares of common stock upon the contractual conversion of $5,588,359 of convertible debentures outstanding, $115,593 of accrued interest through July 2, 2021 and a penalty amount of $253,767 on the convertible debentures issued in May/September 2020 (see Note 7). The unamortized discount of $1,666,314 was charged to additional paid-in capital resulting in a net credit to equity of $4,291,102.

Reverse Stock Split

On June 18, 2021 the Company filed an Amendment to the Articles of Incorporation to effectuate a reverse split of the Company’s issued and outstanding common stock at an exchange ratio of 1-for-2.5. The reverse stock split was effective as of June 18, 2021. Simultaneously with the reverse stock split, the Company reduced the authorized shares from 250,000,000 to 100,000,000. All share and per share data in the accompanying consolidated financial statements and footnotes has been retroactively adjusted to reflect the effects of the reverse stock split.

Shares issued for Business Acquisitions

In January 2021, we issued a total of 175,421 and 15,591 issuable shares of common stock, respectively pursuant to the Scouted acquisition. In March 2021, we recorded 271,153 shares of common stock pursuant to the Upsider acquisition. In May 2021, we issued a total of 155,327 shares of common stock pursuant to the OneWire acquisition. In July 2021, we issued a total of 257,546 shares of common stock pursuant to the Parrut acquisition. In August 2021, we issued a total of 508,711 shares of common stock pursuant to the Novo Group acquisition. In September 2021, we issued a total of 321,390 shares of common stock pursuant to the earn-out provision of the Upsider acquisition. All transactions are more fully described in Note 12.

Shares granted for services

On September 18, 2020 the Company awarded to Evan Sohn, our Executive Chairman and CEO, 221,600 restricted stock units (the “RSUs”) subject to and issuable upon the listing of the Company’s common stock on the Nasdaq Capital Market or NYSE American, or any successor of the foregoing (the “Uplisting”). The RSUs will vest over a two-year period from the date of the Uplisting in equal quarterly installments on the last day of each calendar quarter, with the first portion vesting on the last day of the calendar quarter during which the Uplisting takes place, subject to Mr. Sohn serving as an executive officer of the Company on each applicable vesting date, provided that the RSUs shall vest in full immediately upon the termination of Mr. Sohn’s employment by the Company without Cause (as defined in the Employment Agreement). The RSU award has been valued at $1,662,000 and compensation expense will be recorded over the estimated vesting period. We recognized compensation expense of $148,836 and $297,672 during the three and nine months ended September 30, 2021, respectively. The shares began vesting on June 30, 2021, the quarter the Uplisting occurred. The shares have not been issued at September 30, 2021.

In March 2021, we issued to Mr. Sohn 1,625 shares of common stock as payment for $16,425 of compensation which had been accrued at December 31, 2020.

In April 2021, we issued 20,000 shares to a vendor for services valued at $152,500.

In August 2021, we granted 25,000 RSUs to a vendor for services valued at $101,250, 12,500 of which have been issued as of September 30, 2021.The cost will be recognized over the two month vesting period and included in stock-based compensation.

There were 221,600 RSUs outstanding at December 31,2020. The Company issued 25,000 RSUs as stated directly above in August 2021, of which 12,500 have been issued as of September 30, 2021. There are 234,100 RSUs outstanding at September 30, 2021.

NOTE 10 — STOCKHOLDERS’ EQUITY (DEFICIT), TEMPORARY EQUITY AND NONCONTROLLING INTERESTS

Effective March 31, 2019, RGI completed the Merger with Pre-Merger Recruiter.com. At the effective time of the Merger, RGI’s newly formed wholly-owned subsidiary merged with and into Pre-Merger Recruiter.com, with Pre-Merger Recruiter.com continuing as the surviving corporation and a wholly-owned subsidiary of RGI. As consideration in the Merger, the equity holders of Pre-Merger Recruiter.com received a total of 775,000 shares of Series E Preferred Stock of RGI convertible into 3,875,000 shares of RGI’s common stock. As a result, the former shareholders of Pre-Merger Recruiter.com controlled approximately 90% of RGI’s outstanding common stock (see below) and in excess of 50% of the total voting power.

Prior to the Merger, RGI, Pre-Merger Recruiter.com and VocaWorks were parties to the License Agreement. In consideration for the license, Pre-Merger Recruiter.com received 625,000 shares of RGI’s common stock. Pre-Merger Recruiter.com also received the right to receive shares of the Series B Preferred Stock upon achievement of certain milestones specified in the License Agreement. As a result, immediately prior to the completion of the Merger, Pre-Merger Recruiter.com owned approximately 90% of RGI’s outstanding common stock. Pre-Merger Recruiter.com distributed the 625,000 shares of RGI’s common stock to its shareholders on March 25, 2019, in conjunction with the Merger. The distribution is considered to have occurred just prior to the completion of the Merger.

For accounting purposes, the Merger is being accounted for as a reverse recapitalization of Pre-Merger Recruiter.com and combination of entities under common control (“recapitalization”) with Pre-Merger Recruiter.com considered the accounting acquirer and historical issuer. The accompanying consolidated financial statements include Pre-Merger Recruiter.com for all periods presented. Since Pre-Merger Recruiter.com previously owned a majority interest in RGI, the consolidated financial statements include the historical operations of RGI and VocaWorks since October 30, 2017. All share and per share data in the accompanying consolidated financial statements and notes have been retroactively restated to reflect the effect of the Merger.

For further information on the Merger and recapitalization, see Note 1.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2020 and 2019, the Company had 1,324,022 and 1,329,300 shares of preferred stock issued and outstanding, respectively.

Series D Convertible Preferred Stock

On March 25, 2019, RGI filed a Certificate of Designation (a “COD”) with the Delaware Secretary of State (the “Secretary of State”), as amended on March 29, 2019, April 22, 2019 and May 29, 2019, designating 2,000,000 shares of its authorized preferred stock as Series D Convertible Preferred Stock (the “Series D Preferred Stock”), with a stated value of $20 per share, which is convertible at any time after issuance at the option of the holder, subject to a beneficial ownership limitation of 4.99%, into common stock based on the stated value per share divided by $4.00 per share, subject to adjustment in the event of stock splits, stock dividends or reverse splits and issuances of securities at prices below the prevailing conversion price of the Series D Preferred Stock. Holders of Series D Preferred Stock are entitled to vote together with holders of the common stock on an as-converted basis, subject to a beneficial ownership limitation of 4.99%. If at any time while any shares of Series D Preferred Stock remain outstanding and any triggering event contained in the COD for such series occurs, the Company shall pay within three days to each holder $210 per each $1,000 of the stated value of each such holder’s shares of Series D Preferred Stock.

RGI had issued shares of Series A, Series A-1, Series C, and Series C-1 convertible preferred stock. Since the convertible preferred stock may ultimately be redeemable at the option of the holder, the carrying value of the preferred stock was classified as temporary equity on the balance sheet at December 31, 2018. Just prior to the completion of the Merger all of the then outstanding shares of Series A, A-1, C and C-1 redeemable preferred stock, certain notes and warrants were exchanged for a total of 389,036 shares of Series D Preferred Stock.

On March 31, 2019, the Company entered into a Securities Purchase Agreement, dated March 31, 2019 (the “Securities Purchase Agreement”) by and among the Company and the investors listed therein (the “Investors”). Pursuant to the Securities Purchase Agreement the Company sold in a private placement a total of 31,625 units (the “Units”) at a purchase price of $18.1818 per unit, or $575,000, taking into account a 10% discount. Each Unit consists of (i) one share of Series D Preferred Stock, and (ii) a warrant to purchase 2.50 shares of the Company’s common stock, subject to adjustment as provided for therein. The shares of Series D Preferred Stock sold in the financing convert into a minimum of 158,126 shares of the Company’s common stock. The Company received net proceeds from the sale of the Units of $434,997 after offering costs of $35,003 and direct payment of other Company obligations of $105,000. Two of the Investors have previously invested in the Company’s preferred stock.

The aggregate 79,063 warrants are exercisable for five years from the issuance date at an exercise price of $12.00 per share, subject to adjustment as provided for therein.

In May and June 2019, we sold an additional 29,975 Units, each Unit consisting of one share of our Series D Preferred Stock and 2.50 warrants, (aggregate 74,938 warrants) for gross proceeds of $545,000. Out of these proceeds the Company, among other things, prepaid one-year of consulting fees equal to $150,000 to an entity controlled by one of the investors in the offering under a May 2019 consulting agreement with the Company. In addition, a consultant who is a principal shareholder of the Company purchased 13,750 units for $250,000 through delivering common stock of another company which had a market value of $240,000 and $10,000 in a settlement. There were 34,376 warrants issued with the 13,750 units.

In April 2019, the Company issued 25,000 shares of its common stock upon conversion of 5,000 shares of its Series D Preferred Stock.

In August 2019, the Company issued 24,200 shares of its common stock upon conversion of 4,840 shares of Series D Preferred Stock.

During 2020 we have issued to the holders of Series D Preferred Stock an aggregate of 106,134 additional shares of Series D Preferred Stock as consideration for waivers of penalties discussed below.

In February 2020, the Company issued 64,500 shares of its common stock upon conversion of 12,900 shares of its Series D Preferred Stock.

On June 9, 2020, the Company sold 1,375 Series D preferred stock units (the “Units”) at a purchase price of $18.1818 per Unit, taking into account a 10% discount, each Unit consisting of one share of Series D Preferred Stock and a warrant to purchase 2.5 shares of common stock, subject to adjustment as provided for therein. The Series D Preferred Stock sold in the financing converts into a minimum of 6,876 shares of common stock. The Company received gross proceeds of $25,000 from the sale of the Units. The 3,438 warrants are exercisable for five years from the issuance date at an exercise price of $12.00 per share, subject to adjustment as provided for therein.

In June 2020, the Company issued 62,800 shares of its common stock upon conversion of 12,560 shares of its Series D Preferred Stock.

In July 2020, the Company issued 44,000 shares of its common stock upon conversion of 8,800 shares of its Series D Preferred Stock.

Series E Convertible Preferred Stock

On March 25, 2019, RGI filed a COD with the Secretary of State, as amended on March 29, 2019, designating 775,000 shares of its authorized preferred stock as Series E Convertible Preferred Stock (the “Series E Preferred Stock”), with a stated value of $20 per share, which is convertible at any time after issuance at the option of the holder, subject to a beneficial ownership limitation of 4.99%, into common stock based on the stated value per share divided by $4.00 per share, or 3,875,000 shares of the Company’s common stock, subject to adjustment in the event of stock splits, stock dividends or reverse splits. Holders of Series E Preferred Stock are entitled to vote together with holders of the common stock on an as-converted basis, subject to a beneficial ownership limitation of 4.99%. If at any time while any shares of Series E Preferred Stock remain outstanding and any triggering event contained in the COD for such series occurs, the Company shall pay within three days to each holder $210 per each $1,000 of the stated value of each such holder’s shares of Series E Preferred Stock.

On March 31, 2019, RGI issued to the equity holders of Pre-Merger Recruiter.com 775,000 shares of Series E Preferred Stock as consideration in connection with the Merger. These shares are reflected retroactively as part of the recapitalization accounting. See Note 1 for more information on the Merger and recapitalization.

In December 2019, the Company issued 200,072 shares of its common stock upon conversion of 40,014 shares of Series E Preferred Stock.

In January 2020, the Company issued 15,704 shares of its common stock upon conversion of 3,141 shares of Series E Preferred Stock.

Series F Convertible Preferred Stock

On March 25, 2019, RGI filed a COD with the Secretary of State, as amended on March 29, 2019, designating 200,000 shares of its authorized preferred stock as Series F Convertible Preferred Stock (the “Series F Preferred Stock”), with a stated value of $20 per share, which is convertible at any time after issuance at the option of the holder, subject to a beneficial ownership limitation of 4.99%, into common stock based on the stated value per share divided by $4.00 per share, or 1,000,000 shares of common stock of the Company, subject to adjustment in the event of stock splits, stock dividends or reverse splits. Holders of Series F Preferred Stock are entitled to vote together with holders of the common stock on an as-converted basis, subject to a beneficial ownership limitation of 4.99%. If at any time while any Series F Preferred Stock remains outstanding and any triggering event contained in the COD for such series occurs, the Company shall pay within three days to each holder $210 per each $1,000 of the stated value of each such holder’s shares of Series F Preferred Stock.

Effective March 31, 2019, the Company issued 200,000 shares of Series F Preferred Stock as consideration for the Asset Purchase (see Note 14).

In December 2019 the Company issued 301,160 shares of its common stock upon conversion of 60,232 shares of Series F Preferred Stock.

In January and February 2020, the Company issued 321,366 shares of its common stock upon conversion of 64,272 shares of Series F Preferred Stock.

In April 2020, the Company issued 55,571 shares of its common stock upon conversion of 11,114 shares of Series F Preferred Stock.

Preferred Stock Penalties

On March 31, 2019, we entered into certain agreements with investors pursuant to which we issued convertible preferred stock and warrants, as described above. Each of the series of preferred stock and warrants required us to reserve shares of common stock in the amount equal to two times the common stock issuable upon conversion of the preferred stock and exercise of the warrants. We did not comply in part due to our attempts to manage the Delaware tax which increases to a maximum of $200,000 as the authorized capital increases without the simultaneous increase in the number of shares outstanding. In May 2020 following stockholder approval at a special meeting the Company effected a reincorporation from Delaware to Nevada and a simultaneous increase in our authorized common stock from 31,250,000 shares to 250,000,000 shares, which we expect will be sufficient to meet the reserve requirements. As of December 31, 2019, we estimated that we owed approximately $6 million in penalties (prior to any waivers of penalties) to holders of preferred stock. Subsequent to December 31, 2019, we have received waivers from a substantial number of the preferred shareholders with respect to these penalties. We have agreed to issue to the holders of Series D Preferred Stock an aggregate of 106,134 additional shares of Series D Preferred Stock (valued at $1,929,516) as consideration for the waivers. We have accrued this cost at December 31, 2019. Additionally, certain holders of Series E and Series F Preferred Stock have not waived the penalties. We have accrued $308,893 at December 31, 2019 related to these Series E and Series F Preferred holders. Because of our ongoing liquidity problems, we will be required to cease operations if faced with material payment requests from investors who did not agree to waive the penalties. The total accrued penalty amount of $2,238,314 was included in accrued expenses on the balance sheet at December 31, 2019. The $1,929,516 accrual was reclassified to equity during the three months ended March 31, 2020 as a result of our issuance of the 106,134 shares of Series D Preferred Stock. At December 31, 2020, the remaining balance of $308,798 is included in accrued expense on the consolidated balance sheet.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock, par value $0.0001 per share. The number of shares of common stock the Company is authorized to issue was increased from 31,250,000 shares to 250,000,000 shares in connection with the reincorporation from Delaware to Nevada in May 2020 and then decreased to 100,000,000 in June 2021 – see Note 16. As of December 31, 2020, and 2019 the Company had 2,201,604 and 1,447,864 shares of common stock outstanding, respectively.

In March 2018, the shareholders of the Company approved a reverse stock split of the issued and outstanding shares of the Company’s common stock at the ratio ranging from one-for-50 to one-for-100. On August 21, 2019, the Company amended its Certificate of Incorporation to effect a one-for-80 reverse stock split of the Company’s common stock. Additionally, the number of authorized shares of the Company’s common stock was reduced to 12,500,000 shares at that time and prior to the subsequent increase to 250,000,000 shares discussed above. All share and per share data has been retroactively restated in the accompanying consolidated financial statements and footnotes to reflect the effects of the reverse stock split.

Shares issued upon recapitalization

On March 31, 2019 the Company was deemed to issue 699,152 shares of common stock and 389,036 shares of Series D preferred stock that were held by the RGI shareholders just prior to the Merger. Additional paid in capital was credited by $3,889,219 and noncontrolling interest was charged $1,591,221 to remove it pursuant to the reverse recapitalization.

Shares granted for services

On February 1, 2019, the Company granted and issued to Evan Sohn, our Executive Chairman and CEO, 17,370 shares of restricted common stock, which vested on February 1, 2020. The award has been valued at $151,981 and compensation expense will be recorded over the vesting period (see Note 11). We recognized compensation expense of $12,665 and $139,316 during the years ended December 31, 2020 and 2019, respectively.

On May 14, 2019, the Company granted and issued to Mr. Sohn 180,468 shares of restricted common stock, which vested on February 1, 2020. The award has been valued at $2,707,019 and compensation expense has been recorded over the vesting period (see Note 11). We recognized compensation expense of $12,665 and $139,316 during the years ended December 31, 2020 and 2019, respectively. We recognized compensation expense of $318,474 and $2,388,545 during the years ended December 31, 2020 and 2019, respectively.

On December 23, 2019, the Company granted to a consultant 125,000 restricted stock units (the “RSUs”) pursuant to a consultant agreement. The RSUs vest 25,400 upon grant with the balance vesting monthly in equal installments beginning January 1, 2020 and ending November 1, 2020, subject to the consultants continued service to the Company on each vesting date. The RSU award has been valued at $343,750 and compensation expense will be recorded over the respective vesting periods. We recognized compensation expense of $250,000 and $93,750 during the years ended December 31, 2020 and 2019, respectively. The shares were issued in November 2020.

Effective January 15, 2020 the Company entered into a consulting agreement with a term of six months. Pursuant to the agreement the Company agreed to issue 24,000 shares of restricted common stock, plus a payment of $15,000. The shares are fully vested upon issuance and have been valued at $75,000, based on the quoted market price of our common stock on the grant date. The shares were issued on April 3, 2020. We have recorded compensation expense of $75,000 for the share portion of the agreement and expense of $15,000 for the cash portion during the year ended December 31, 2020.

Effective January 15, 2020 the Company entered into a consulting agreement with a term of three months. Pursuant to the agreement the Company agreed to issue 12,000 shares of restricted common stock, earned monthly over the three-month term of the agreement. The shares are fully vested upon issuance and have been valued at $45,500, based on the quoted market price of our common stock on the vesting dates. The shares were issued on April 3, 2020. We have recorded compensation expense of $45,500 during year ended December 31, 2020.

On June 18, 2020 the Company awarded to Mr. Sohn 221,600 restricted stock units (the “RSUs”) subject to and issuable upon the listing of the Company’s common stock on the Nasdaq Capital Market or NYSE American, or any successor of the foregoing (the “Uplisting”). The RSUs will vest over a two-year period from the date of the Uplisting in equal quarterly installments on the last day of each calendar quarter, with the first portion vesting on the last day of the calendar quarter during which the Uplisting takes place, subject to Mr. Sohn serving as an executive officer of the Company on each applicable vesting date, provided that the RSUs shall vest in full immediately upon the termination of Mr. Sohn’s employment by the Company without Cause (as defined in the Employment Agreement). The RSU award has been valued at $1,662,000 and compensation expense will be recorded over the estimated vesting period. We recognized compensation expense of $322,478 during the year ended December 31, 2020, respectively. The shares have not been issued at December 31, 2020.

In July 2020, the Company issued 4,800 shares of its common stock pursuant to a consulting agreement entered into in June 2020. The shares are fully vested upon issuance. The shares have been valued at $34,200 based on the quoted market price of our common stock. This expense was accrued at June 30, 2020.

Shares issued upon conversion of preferred stock

In April 2019 the Company issued 25,000 shares of its common stock upon conversion of 5,000 shares of its Series D Preferred Stock.

In August 2019, the Company issued 24,200 shares of its common stock upon conversion of 4,840 shares of Series D Preferred Stock.

In December 2019, the Company issued 200,072 shares of its common stock upon conversion of 40,014 shares of Series E Preferred Stock.

In December 2019, the Company issued 301,160 shares of its common stock upon conversion of 60,232 shares of Series F Preferred Stock.

In January 2020, the Company issued 15,704 shares of its common stock upon conversion of 3,141 shares of Series E Preferred Stock.

In January and February 2020, the Company issued 321,366 shares of its common stock upon conversion of 64,272 shares of Series F Preferred Stock.

In February 2020, the Company issued 64,500 shares of its common stock upon conversion of 12,900 shares of its Series D Preferred Stock.

In April 2020, the Company issued 55,571 shares of its common stock upon conversion of 11,114 shares of Series F Preferred Stock.

In June 2020, the Company issued 62,800 shares of its common stock upon conversion of 12,560 shares of its Series D Preferred Stock.

In July 2020, the Company issued 44,000 shares of its common stock upon conversion of 8,800 shares of its Series D Preferred Stock.

Shares issued upon conversion of convertible notes

In December 2020, the Company issued 24,000 shares of its common stock upon conversion of $91,600 of convertible notes payable and related accrued interest of $4,400.

Restricted stock grant activity

Restricted stock grant activity for the two years ended December 31, 2020 is as follows:

Stock Awards
Outstanding at December 31, 2018	-
Assumed in recapitalization	17,370
Granted post-recapitalization	305,468
Forfeited or cancelled	-
Outstanding at December 31, 2019	322,838
Granted	221,600
Vested	(322,838)
Forfeited or cancelled	-
Outstanding at December 31, 2020	221,600

Contributed Capital

Pre-Merger Recruiter.com had issued three notes aggregating $250,000. Of these notes, two notes totaling $150,000 were held by its shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com. On March 31, 2019, the notes and related accrued interest totaling $383,947, were cancelled in connection with the Merger. This amount has been credited to paid-in capital of the Company as part of the credit of $706,501.

Pre-Merger Recruiter.com had issued four convertible notes totaling $255,000 on March 31, 2019. Of these notes, two notes totaling $200,000 were held by its shareholders. The notes were due on demand and bore interest at 10% per year. The notes could have been converted into Pre-Merger Recruiter.com preferred stock at any time after Pre-Merger Recruiter.com offered its preferred stock for sale. The conversion price was 75% of the price paid by investors. No preferred stock was authorized or offered for sale by Pre-Merger Recruiter.com. On March 31, 2019, the notes and related accrued interest totaling $322,554, were cancelled in connection with the Merger. This amount has been credited to paid-in capital of the Company as part of the credit of $706,501.

Certain shareholders of Pre-Merger Recruiter.com transferred a portion of their distributive 625,000 shares of the Company’s common stock (see Note 1) to employees and consultants. These shares aggregated 87,500 shares of the Company’s common stock, valued at $752,500, based on the $8.60 quoted trading price on the effective date of the transfer. We have charged this amount to stock compensation expense, with a corresponding credit to paid-in capital of the Company.

In April 2019, a consultant (who is also a principal shareholder and noteholder of the Company) forgave accrued fees due to him in the amount of $187,500. This amount has been credited to paid-in capital of the Company.

The Company has received contributions to capital from existing shareholders, totaling $65,000 during the year ended December 31, 2018. These capital contributions were made for working capital purposes.

RGI equity transactions and noncontrolling interest prior to the March 31, 2019 Merger and Recapitalization

All shares of RGI’s Series A, A-1, C and C-1 convertible preferred stock discussed below and outstanding as of March 31, 2019 were exchanged for Series D Preferred Stock, with the relevant certificates of designation subsequently withdrawn.

Series A Convertible Redeemable Preferred Stock

On October 24, 2017, RGI filed a COD with the Secretary of State designating 700,000 shares of its authorized preferred stock as Series A Convertible Preferred Stock (the “Series A Preferred Stock”), with a stated value of $1.00 per share, which converts into 1.0 share of the Company’s common stock per share of Series A Preferred Stock, subject to adjustment in the event of stock splits, stock dividends or reverse splits and issuances of securities at prices below the prevailing conversion price of the Series A Preferred Stock. On October 30, 2017, RGI entered into Securities Purchase Agreements (each a “SPA”) with the two Investors who converted their Notes into Series C Convertible Preferred Stock (the “Series C Preferred Stock”) and Series C-1 Convertible Preferred Stock (the “Series C-1 Preferred Stock”), as discussed below. Pursuant to the SPAs, the Investors paid a total of $600,000 and purchased in the aggregate 600,000 of shares of Series A Preferred Stock and warrants to purchase 600,000 shares of the Company’s common stock. RGI received proceeds of $471,373. The balance of $128,627 was used to pay existing payables and professional fees.

Cumulative dividends accrue on the Series A Preferred Stock at a rate of 10% per annum. Holders of Series A Preferred Stock are entitled to vote together with holders of the common stock on an as-converted basis, subject to a beneficial ownership limitation of 4.99%. The Series A Preferred Stock is redeemable in the same manner as the Series C Preferred Stock and Series C-1 Preferred Stock, defined below. The Series A Preferred Stock is senior to all other preferred stock, except Series A-1 Convertible Preferred Stock (the “Series A-1 Preferred Stock”) and the common stock upon liquidation of the Company. The warrants have a five year term and an exercise price of $2.00 per share, subject to adjustment in the event of stock splits, stock dividends or reverse splits and issuances of securities at prices below the prevailing exercise price of the warrants.

Series A-1 Convertible Redeemable Preferred Stock

On May 25, 2018, RGI filed a COD with the Secretary of State authorizing 600,000 shares of RGI’s preferred stock as Series A-1 Preferred Stock, with a stated value of $1.00 per share. The Series A-1 Preferred Stock converts into 1.0 share of the Company’s common stock per share of Series A-1 Preferred Stock, subject to adjustment in the event of stock splits, stock dividends or reverse splits, and issuances of securities at prices below the prevailing conversion price of the Series A-1 Preferred Stock. Cumulative dividends accrue on the Series A-1 Preferred Stock at a rate of 10% per annum. Holders of Series A-1 Preferred Stock are entitled to vote together with holders of the Company’s common stock on an as-converted basis, subject to a beneficial ownership limitation of 4.99%. The Series A-1 Preferred Stock is redeemable upon the occurrence of certain triggering events.

On June 1, 2018, RGI entered into SPAs with the Investors. Pursuant to the SPAs, the Investors purchased a total of 300,000 of shares of Series A-1 Preferred Stock and warrants to purchase 300,000 shares of the Company’s common stock in exchange for a total of $300,000.

The Investors agreed to waive the Series A, Series C and Series C-1 conversion price adjustments as they relate to the sale of the Series A-1 Preferred Stock.

The warrants have a five year term and an exercise price of $2.00 per share, subject to adjustment in the event of stock splits, stock dividends or reverse splits and issuances of securities at prices below the prevailing exercise price of the Warrants.

Series B Convertible Preferred Stock

On October 24, 2017, RGI filed a COD with the Secretary of State designating 1,875,000 shares of RGI’s authorized preferred stock as Series B which converts into 1.0 share of the Company’s common stock per share of Series B, subject to adjustments in the event of stock splits, stock dividends and reverse splits. In connection with the closing of the Merger, the Company and Pre-Merger Recruiter.com amended the License Agreement and on April 2, 2019, the Company filed with the Secretary of State a Certificate of Elimination effecting the elimination of the Series B Preferred Stock. As of that date, no shares of Series B Preferred Stock had been issued.

Series C and Series C-1 Convertible Redeemable Preferred Stock

On October 24, 2017, RGI filed a COD with the Secretary of State designating 102,100 shares of RGI’s authorized preferred stock as Series C Convertible Preferred Stock, with a stated value of $20.00 per share, which converts into 5 shares of the Company’s common stock per share of Series C Preferred Stock, subject to adjustments in the event of stock splits, stock dividends and reverse splits and issuances of securities at prices below the prevailing conversion price of the Series C Preferred Stock. Cumulative dividends accrue on the Series C Preferred Stock at a rate of 10% per annum. On October 30, 2017 holders of RGI’s outstanding 4% Convertible Notes converted their 4% Convertible Notes and accrued interest into 102,100 shares of Series C Preferred Stock.

Also on October 24, 2017, RGI filed a COD with the Secretary of State designating 18,839 shares of RGI’s authorized preferred stock as Series C-1 Convertible Preferred Stock, with a stated value of $5.00 per share which converts into 5 shares of the Company’s common stock per share of Series C-1 Preferred Stock, subject to adjustments in the event of stock splits, stock dividends and reverse splits and issuances of securities at prices below the prevailing conversion price of the Series C-1 Preferred Stock. Cumulative dividends accrue on the Series C-1 Preferred Stock at a rate of 10% per annum. On October 30, 2017 holders of RGI’s 10% Convertible Notes converted their 10% Convertible Notes and accrued interest into 18,839 shares of Series C-1 Preferred Stock.

In October 2017 we recorded a credit to noncontrolling interest of $701,732 for the excess of the carrying value of the debt converted and related derivative liability over the stated value of the Series C and Series C-1 Preferred Stock issued upon conversion. The stated value is considered to be fair value due to the redemption feature of the preferred stock. The $701,732 primarily relates to the charge off of the derivative liability.

Holders of shares of Series C and Series C-1 may cause the Company to redeem in cash the outstanding shares of Series C and C-1 Preferred Stock beginning on October 30, 2019 (see amendment below), and earlier than that date upon the occurrence of certain triggering events contained in the COD for the Series C and Series C-1 Preferred Stock, at a redemption price based upon a formula contained in the COD for each series. Subject to the prior conversion, the total redemption price if redeemed after two years from issuance is equal to the amount of the principal and accrued interest on the 4% Convertible Notes and 10% Convertible Notes due as of the closing date plus potential additional amounts.

During February 2018, RGI filed an amendment to the COD for the Series C and Series C-1 Preferred Stock extending the redemption date to October 2022 and reducing the redemption amount of the preferred shares then outstanding at a redemption price equal to one-half of the Conversion Amount (as defined) of such preferred shares. During the years ended December 31, 2019 and 2018 we recorded a credit to noncontrolling interest of $23,852 and $1,146,265, respectively, as a result of the reduction in the redemption amount.

Liquidation preference of RGI Series A, Series A-1, Series C and Series C-1 Convertible Preferred Stock

In the event of a liquidation event, the holders of Series A, Series A-1, Series C and Series C-1 preferred stock shall be entitled to receive in cash out of the assets of the Company, whether from capital or from earnings available for distribution to its shareholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of junior stock, but pari passu with any parity stock then outstanding and after any amount paid to the holders of the convertible preferred stock, an amount per preferred share equal to the greater of (A) the Conversion Amount thereof on the date of such payment and (B) the amount per share such holder would receive if such holder converted such preferred shares into the Company’s common stock immediately prior to the date of such payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the holders of the convertible preferred stock, the holders and holders of shares of parity stock, then each holder and each holder of parity stock shall receive a percentage of the Liquidation Funds equal to the full amount of Liquidation Funds payable to such holder and such holder of parity stock as a liquidation preference, in accordance with their respective certificate of designations (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of preferred shares and all holders of shares of parity stock.

RGI Redeemable Convertible Preferred Stock

As described above, RGI issued shares of Series A, Series A-1, Series C, and Series C-1 convertible preferred stock. Since the convertible preferred stock may ultimately be redeemable at the option of the holder, the carrying value of the Series A, Series A-1, Series C, and Series C-1 Preferred Stock has been classified as temporary equity on the balance sheet at December 31, 2018.

A portion of the proceeds from the sale of our Series A-1 Preferred Stock in 2018 were allocated to the warrants based on their relative fair value, which totaled $288,000 using the Black Scholes option pricing model. Further, we attributed a beneficial conversion feature of $12,000 to the Series A-1 Preferred Stock based upon the difference between the effective conversion price of those shares and the closing price of our common shares on the date of issuance. The assumptions used in the Black Scholes model are as follows: (1) dividend yield of 0%; (2) expected volatility of 380%, (3) risk-free interest rate of 2.74%, (4) expected term of 5 years. The amount attributable to the warrants and beneficial conversion feature, aggregating $300,000, has been recorded as a deemed dividend to the preferred shareholders and as a charge to noncontrolling interest.

For the years December 31, 2019 and 2018, the Company had accrued dividends in the amount of $70,205 and $278,236, respectively. The accrued dividends were charged to noncontrolling interest and the net unpaid accrued dividends were added to the carrying value of the preferred stock. Further, we attributed a beneficial conversion feature of $70,205 and $278,236 for the years ended December 31, 2019 and 2018, respectively, to the preferred dividends based upon the difference between the effective conversion price of those dividends and the quarterly average closing price of our common stock. The amount attributable to the beneficial conversion feature has been recorded as a deemed dividend to the preferred shareholders and as a charge to noncontrolling interest.

Pre-Merger non-controlling interest

Prior to the completion of the Merger RGI had shares of redeemable preferred stock outstanding as discussed above. RGI issued a total of 389,036 shares of Series D Preferred stock in exchange for the redeemable preferred stock of $2,106,117 and other debt net of discounts of $93,846 (see Note 8). The adjustment for this exchange has been reflected as part of the credit to paid in capital to reflect the effect of the Merger (see “Common Stock” disclosure above regarding “deemed issuances”).